Supplementary cash flow information	12 Months Ended
Dec. 31, 2020
Supplementary cash flow information
Supplementary cash flow information

25.    Supplementary cash flow information

The following additional information is provided with respect to net cash provided by (used in) investing activities for the years ended December 31, 2020, 2019 and 2018:

Details for net cash provided by (used in) investing activities in € THOUS

	2020	2019	2018
Details for acquisitions
Assets acquired	(337,300)	(2,639,432)	(360,375)
Liabilities assumed	41,761	260,120	21,122
Put option liabilities	26,801	72,151	11,901
Noncontrolling interests	10,339	65,217	45,319
Non-cash consideration	33,804	26,637	28,530
Cash paid	(224,595)	(2,215,307)	(253,503)
Less cash acquired	9,759	55,210	3,538
Net cash paid for acquisitions	(214,836)	(2,160,097)	(249,965)

Cash paid for investments	(10,899)	(23,290)	(109,948)
Cash paid for intangible assets	(33,250)	(37,972)	(85,103)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	(258,985)	(2,221,359)	(445,016)

Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed (1)	14,608	43,317	1,532,724
Cash received from repayment of loans	—	—	79
Proceeds from divestitures	14,608	43,317	1,532,803
(1)	In 2018, cash received from sale of subsidiaries or other businesses, less cash disposed included a cash payment of €142,593 relating to tax payments in connection with the divestiture of Sound.

In connection with divestitures which occurred during 2018, the Company divested, in aggregate, assets, excluding cash, of €1,100,315, liabilities of €296,857, put option liabilities of €469 and noncontrolling interests of €16,540.

The following table shows a reconciliation of debt to net cash provided by (used in) financing activities for 2020:

Reconciliation of debt to net cash provided by (used in) financing activities in € THOUS

			Non-cash changes
			Acquisitions	Foreign	Amortization
	January 1,	Cash	(net of	currency	of debt		December 31,
	2020	Flow	divestitures)	translation	issuance costs	Other(1)	2020

Short-term debt from unrelated parties	1,149,988	(1,091,410)	4,093	(3,431)	—	3,710	62,950
Short-term debt from related parties	21,865	(5,469)	—	—	—	(76)	16,320
Long-term debt (excluding Accounts Receivable Facility)(2)	7,525,987	557,433	22,644	(309,632)	10,466	1,562	7,808,460
Accounts Receivable Facility	379,570	(373,840)	—	(6,385)	655	—	—
Lease liabilities from unrelated parties	4,582,092	(683,614)	(9,583)	(349,656)	—	813,028	4,352,267
Lease liabilities from related parties	122,946	(20,185)	—	(169)	—	37,428	140,020
(1)	Includes newly concluded leases, lease modifications and reassessments of leases with third parties and related parties.
(2)	Cash Flow excluding repayments of variable payments outstanding for acquisitions in the amount of €22,746.

The following table shows a reconciliation of debt to net cash provided by (used in) financing activities for 2019:

Reconciliation of debt to net cash provided by (used in) financing activities in € THOUS

			Non-cash changes
			Acquisitions	Foreign	Amortization
	January 1,	Cash	(net of	currency	of debt		December 31,
	2019 (1)	Flow	divestitures)	translation	issuance costs	Other(2)	2019

Short-term debt from unrelated parties	1,205,294	(70,398)	14,611	618	—	(137)	1,149,988
Short-term debt from related parties	188,900	(167,111)	—	—	—	76	21,865
Long-term debt (excluding Accounts Receivable Facility)(3)	6,115,890	1,285,603	22,815	85,424	15,147	1,108	7,525,987
Accounts Receivable Facility	—	381,430	—	(2,435)	575	—	379,570
Lease liabilities from unrelated parties	4,451,081	(671,403)	2,141	81,817	—	718,456	4,582,092
Lease liabilities from related parties	137,494	(16,340)	—	35	—	1,757	122,946
(1)

Line item "Long-term Debt (excluding Accounts Receivable Facility)" as of December 31, 2018, was labeled as "Long-term debt and capital lease obligations (excluding Accounts Receivable Facility)" and included liabilities from capital leases in accordance with IAS 17 of €36,144; As of January 1, 2019, these liabilities have been transferred to the line item "Lease liabilities". Furthermore, upon the initial application of IFRS 16 as of January 1, 2019, Lease liabilities from unrelated parties of €4,414,937 and Lease liabilities from related parties of €137,494 were recognized.

(2)	Includes newly concluded leases, lease modifications and reassessments of leases with third parties and related parties.
(3)	Cash Flow excluding repayments of variable payments outstanding for acquisitions in the amount of €41,803.